Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	2021	2020
Tax benefit at the Federal statutory rate	21.0%	21.0%
State tax, net of Federal benefit	7.0%	6.6%
R&D credits	5.0%	—
Permanent differences	1.0%	9.5%
Change in valuation allowance	(34.0)%	(37.1)%
Effective income tax rate	0%	0%

Schedule Of Deferred Tax Assets

	December 31,
	2021	2020

Deferred taxes assets:
Net operating loss carryforward	$1,365,000	$526,000
Stock compensation expense	463,000	166,000
Depreciation	16,000	—
R&D Credit	217,000	64,000

Total deferred tax assets	2,061,000	756,000
Valuation allowance	(2,061,000)	(756,000)

Deferred tax asset, net of valuation allowance	$—	$—